Financing receivables - Changes in total allowance for CECL (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
Allowances for current expected credit losses [Roll Forward]
Opening balance, Allowances for current expected credit losses		¥ 2,543	¥ 2,416
Provision for credit losses, Allowances for current expected credit losses		(410)	(116)
Write-offs, Allowances for current expected credit losses
Other, Allowances for current expected credit losses	[1]	(76)	(89)
Ending balance, Allowances for current expected credit losses		2,057	2,211
Allowances against receivables other than loans [Roll Forward]
Opening balance, Allowances against receivables other than loans	[2]	14,377	15,631
Provision for credit losses, Allowances against receivables other than loans	[2]	1	13
Write-offs, Allowances against receivables other than loans	[2]
Other, Allowances against receivables other than loans	[1],[2]	(122)	(1,231)
Ending balance, Allowances against receivables other than loans	[2]	14,256	14,413
Total allowances for current expected credit losses [Roll Forward]
Opening balance, Total allowances for current expected credit losses		16,920	18,047
Provision for credit losses, Total allowances for current expected credit losses		(409)	(103)
Write-offs, Total allowances for current expected credit losses
Other, Total allowances for current expected credit losses	[1]	(198)	(1,320)
Ending balance, Total allowances for current expected credit losses		16,313	16,624
Loans at banks [Member]
Allowances for current expected credit losses [Roll Forward]
Opening balance, Allowances for current expected credit losses		884	785
Provision for credit losses, Allowances for current expected credit losses		(627)	49
Write-offs, Allowances for current expected credit losses
Other, Allowances for current expected credit losses	[1]
Ending balance, Allowances for current expected credit losses		257	834
Short-term secured margin loans [Member]
Allowances for current expected credit losses [Roll Forward]
Opening balance, Allowances for current expected credit losses
Provision for credit losses, Allowances for current expected credit losses
Write-offs, Allowances for current expected credit losses
Other, Allowances for current expected credit losses	[1]
Ending balance, Allowances for current expected credit losses
Corporate loans [Member]
Allowances for current expected credit losses [Roll Forward]
Opening balance, Allowances for current expected credit losses		1,659	1,631
Provision for credit losses, Allowances for current expected credit losses		217	(165)
Write-offs, Allowances for current expected credit losses
Other, Allowances for current expected credit losses	[1]	(76)	(89)
Ending balance, Allowances for current expected credit losses		¥ 1,800	¥ 1,377

[1]	Primarily includes recoveries and foreign exchange movements.The amounts of recoveries for the six months ended September 30, 2024 and 2025 were not significant.
[2]	Includes amounts recognized against collateralized agreements, customer contract assets and receivables and other receivables.